TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER PAYABLES [abstract]
Trade accounts payable	$ 100,387	$ 72,571
Payroll and related payables	21,896	22,967
Mining royalty payable	3,997	2,476
Other payables	15,112	7,794
Derivative liability	81	270
Share units payable	6,611	5,818
Total trade and other payables	$ 148,084	$ 111,896